CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH EQUIVALENTS
CASH EQUIVALENTS

2— CASH EQUIVALENTS

Cash equivalents at December 31, 2024 and 2023 only comprise cash investments which are highly liquid and have initial maturities of 90 days or less.

	December 31,
	2024	2023
Total cash and cash equivalents	29,836	43,471
Short term investment	—	—
Total cash and cash equivalents	29,836	43,471

Please refer to Note 15 – Short-term borrowings and Note 16-1 – Long-term debt as €3,853 thousand of indebtedness tied to investments for which the Company has access at all times.